Other Receivables	12 Months Ended
Dec. 31, 2018
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Other Receivables
7.	Other Receivables

Other receivables as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Loans	￦	617,696	236,782
Other accounts receivable		960,543	954,030
Accrued income		179,971	220,066
Deposits		107,137	108,640
Others		18,925	16,201
Less: Allowance for doubtful accounts		(248,266)	(150,090)

	￦	1,636,006	1,385,629

Non-current
Loans	￦	874,158	731,344
Other accounts receivable		92,939	155,936
Accrued income		1,663	1,855
Deposits		122,485	152,072
Less: Allowance for doubtful accounts		(212,069)	(177,967)

	￦	879,176	863,240